STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, intrinsic value	$ 0
Unrecognized compensation cost	$ 753
Unrecognized compensation, weighted average amortization period	2 years 7 months 20 days
Stock-based compensation	$ 99	$ 626
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, contractual life (up to)	10 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	188,023
Grant date fair value (in usd per share)	$ 0.5683
Outstanding (in shares)	0	0
Performance Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	150,000
Percentage of milestone achieved	50.00%
Stock-based compensation	$ 42
Time Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	38,023
Stock-based compensation	$ 24